Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Trade and Other Payables

Million US dollar	31 December 2021	31 December 2020
Indirect taxes payable	194	252
Trade payables	51	98
Deferred consideration on acquisitions	662	1 082
Other payables	100	90

Non-current trade and other payables	1 008	1 522

Trade payables and accrued expenses	17 810	15 898
Payroll and social security payables	1 716	800
Indirect taxes payable	2 457	2 629
Interest payable	1 501	1 625
Consigned packaging	1 050	1 010
Dividends payable	355	427
Deferred income	51	27
Deferred consideration on acquisitions	191	301
Other payables	302	249

Current trade and other payables	25 434	22 965